SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Information [Abstract]
Change in other assets	$ (69,873)	$ 26,203
Change in accrued interest	(294,816)	(73,639)
Change in accounts payable and accrued liabilities related to operations	326,425	(217,553)
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ (38,264)	$ (264,989)